Particulars of Employees (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2018 GBP (£) employee	Jun. 30, 2017 GBP (£) employee	Jun. 30, 2016 GBP (£) employee
Average number of staff employed by the group during the year:
Number of operational staff | employee	3,957	3,181	2,336
Number of administrative staff | employee	373	283	190
Number of management staff | employee	7	7	7
Total | employee	4,337	3,471	2,533
Aggregate payroll costs of the above were:
Wages and salaries | £	£ 122,166	£ 82,894	£ 58,714
Social security and pension costs | £	15,336	14,850	8,643
Share-based compensation | £	1,505	854	768
Total | £	£ 139,007	£ 98,598	£ 68,125